Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net

	As of December 31,
	2020	2021
	RMB	RMB	US$
Construction in progress	275,107,135	660,788,221	103,692,092
Leasehold improvements	40,451,833	169,217,493	26,553,917
Office and electronic equipment	6,214,684	9,856,959	1,546,772
Motor vehicles	5,621,019	10,204,623	1,601,328

Property and equipment, gross	327,394,671	850,067,296	133,394,109
Less accumulated depreciation	24,425,310	43,829,381	6,877,786

Less allowance	—	147,137,267	23,089,048

Property and equipment, net	302,969,361	659,100,648	103,427,275